Operating Lease Arrangement	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Operating Lease Arrangement
20.	OPERATING LEASE ARRANGEMENTS

The Group as lessee

Operating leases relate to leases of office, parking space and copiers with lease terms between 1 and 5 years. The Group does not have a bargain purchase option to acquire the leased office, parking space and copiers at the expiration of the lease periods.

The future minimum lease payments of non-cancellable operating lease commitments were as follows:

	December 31
	2016	2017	2018
No later than 1 year	$309,220	$555,133	$493,534
Between 1 and 5 years	485,053	632,340	105,859

	$794,273	$1,187,473	$599,393